Note 20 - Provisions - Summary of Total Provisions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Current	$ 124,441	$ 37,673
Non-current	$ 89,006	$ 22,013